SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2022
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Estimated useful life	5 years
Computer Equipment [Member]
Statement [Line Items]
Estimated useful life	3 years
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Estimated useful life	5 years
Mill Machinery And Processing Equipment [Member] | Minimum [Member]
Statement [Line Items]
Estimated useful life	5 years
Mill Machinery And Processing Equipment [Member] | Maximum [Member]
Statement [Line Items]
Estimated useful life	20 years
Buildings [Member] | Minimum [Member]
Statement [Line Items]
Estimated useful life	5 years
Buildings [Member] | Maximum [Member]
Statement [Line Items]
Estimated useful life	20 years